Estimated Aggregate Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Gain on bargain purchase	$ (102)
BaoAn
Business Acquisition [Line Items]
Cash and cash equivalents	3,169
Prepayments and other current assets	1,800
Property and equipment, net	140,231
Deferred tax assets, non-current	1,093
Total identifiable assets acquired	146,293
Accrued expenses and other liabilities	(1,290)
Other non-current liabilities	(919)
Deferred tax liabilities, non-current	(16,368)
Total liabilities assumed	(18,577)
Net identifiable assets acquired	127,716
Gain on bargain purchase	(102)
Total consideration	$ 127,614